CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,598	$ 15,740	$ 40,566
Prepaid expenses	674	2,496	4,409
Other current assets	73	210	276
Total current assets	7,345	18,446	45,251
Capitalized software development costs, net	2,792	3,888	5,077
Property and equipment, net	102	121	82
Other long-term assets	483	488	548
Total Assets	10,722	22,943	50,958
Current liabilities:
Accounts payable	2,308	3,035	1,523
Accrued payroll	1,886	2,301	1,352
Other accrued expenses	2,158	3,626	1,858
Current portion of long-term debt	6,586	4,532
Total current liabilities	12,938	13,494	4,733
Long-term debt, net of current portion and debt issuance costs	7,721	10,348	9,505
Total liabilities	20,659	23,842	14,238
Commitments and contingencies
Stockholders' deficit:
Common stock	4	2	2
Additional paid-in capital	124,370	110,602	108,461
Accumulated deficit	(134,311)	(111,503)	(71,743)
Total Stockholders' Deficit	(9,937)	(899)	36,720
Total Liabilities and Stockholders' Deficit	$ 10,722	$ 22,943	$ 50,958